Trade, other receivables and tax receivables - carrying amount of assets not derecognised (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	€ 357	€ 410
Carrying amount of the related liabilities	357	410
Trade receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	22	34
Carrying amount of the related liabilities	22	34
Financing receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	335	376
Carrying amount of the related liabilities	€ 335	€ 376